Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated entities [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Property acquisition costs	¥ 2,316	¥ 7,610	¥ 3,712
Exploration costs	39,213	38,230	36,913
Development costs	169,992	144,913	146,158
Total	211,521	190,753	186,783
Consolidated entities [member] | China's Mainland [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Property acquisition costs	216	0	0
Exploration costs	38,662	37,351	35,862
Development costs	152,935	132,829	129,738
Total	191,813	170,180	165,600
Consolidated entities [member] | Other countries [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Property acquisition costs	2,100	7,610	3,712
Exploration costs	551	879	1,051
Development costs	17,057	12,084	16,420
Total	19,708	20,573	21,183
Equity method investments [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Total	2,324	2,110	1,462
Equity method investments [member] | China's Mainland [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Total	0	0	0
Equity method investments [member] | Other countries [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Total	¥ 2,324	¥ 2,110	¥ 1,462